SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Group's Accumulated Other Comprehensive Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ (1,057)	$ (1,073)
Accumulated change in fair value of the forward exchange rate contract	0	39
Accumulated other comprehensive losses	$ (1,057)	$ (1,034)